Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,892,000
Previously Paid Amount	0.00
Total Fee Amount	164.60
Total Offset Amount	0.00
Net Fee	164.60
Narrative - Max Aggregate Offering Price	$ 1,892,000
Final Prospectus	true